UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2013

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.3%
Certificates of Deposit — 30.3%
Bank of Montreal Chicago	0.240%	10/10/13	$496,000,000	$496,000,000
Bank of Montreal Chicago	0.180%	10/11/13	200,000,000	200,000,000
Bank of Montreal Chicago	0.190%	10/11/13	18,250,000	18,250,000
Bank of Montreal Chicago	0.355%	10/11/13	145,000,000	145,007,331	(a)
Bank of Montreal Chicago	0.200%	10/17/13	300,000,000	300,000,000
Bank of Montreal Chicago	0.240%	10/24/13	362,000,000	362,000,000
Bank of Montreal Chicago	0.180%	11/12/13	65,000,000	65,001,298
Bank of Montreal Chicago	0.180%	11/14/13	100,000,000	99,999,999
Bank of Montreal Chicago	0.273%	6/12/14	100,000,000	100,000,000	(a)
Bank of Nova Scotia	0.240%	10/10/13	240,000,000	240,000,000
Bank of Nova Scotia	0.466%	10/18/13	70,000,000	70,015,462	(a)
Bank of Nova Scotia	0.230%	1/23/14	364,500,000	364,500,000
Bank of Nova Scotia	0.230%	3/3/14	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	11/7/13	315,000,000	315,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.220%	11/18/13	245,000,000	245,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/10/14	500,000,000	500,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	2/7/14	395,000,000	395,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	2/21/14	100,000,000	100,000,000
BNP Paribas NY Branch	0.420%	9/6/13	200,000,000	200,000,000
BNP Paribas NY Branch	0.300%	9/13/13	700,000,000	700,000,000
Canadian Imperial Bank	0.040%	9/5/13	175,000,000	175,000,000
Canadian Imperial Bank	0.285%	10/23/13	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.272%	6/13/14	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.288%	7/15/14	445,000,000	445,000,000	(a)
Credit Agricole Corp.	0.310%	11/12/13	974,550,000	974,550,000
Credit Suisse NY	0.270%	9/9/13	290,000,000	290,000,000
Credit Suisse NY	0.270%	12/11/13	295,000,000	295,000,000
Deutsche Bank AG NY	0.365%	10/15/13	225,000,000	225,000,000
Deutsche Bank AG NY	0.320%	2/26/14	47,000,000	47,000,000
DnB NOR Bank ASA	0.235%	11/8/13	399,250,000	399,250,000
DnB NOR Bank ASA	0.235%	11/14/13	100,000,000	99,998,974
JPMorgan Chase Bank N.A.	0.280%	11/26/13	600,000,000	600,000,000
JPMorgan Chase Bank N.A.	0.314%	7/29/14	560,000,000	560,000,000	(a)
Mitsubishi UFJ Trust & Banking NY	0.270%	10/18/13	195,000,000	195,000,000
Mizuho Bank Ltd.	0.230%	9/6/13	50,000,000	50,000,000
Mizuho Bank Ltd.	0.230%	9/6/13	50,000,000	50,000,000
Mizuho Bank Ltd.	0.280%	10/1/13	254,000,000	254,000,000

See Notes to Financial Statements.

14	Liquid Reserves Portfolio 2013 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Mizuho Bank Ltd.	0.250%	10/23/13	$181,000,000	$181,000,577
Mizuho Bank Ltd.	0.270%	11/6/13	200,000,000	200,000,000
Mizuho Bank Ltd.	0.260%	11/22/13	100,000,000	100,000,000
Mizuho Bank Ltd.	0.250%	1/2/14	237,000,000	236,999,937
National Bank of Canada	0.325%	9/11/13	400,000,000	400,000,000	(a)
National Bank of Canada	0.321%	10/7/13	170,000,000	170,000,000	(a)
Nordea Bank Finland PLC	0.260%	9/13/13	165,000,000	165,000,000
Nordea Bank Finland PLC	0.220%	11/29/13	100,000,000	99,997,531
Nordea Bank Finland PLC	0.240%	1/2/14	50,000,000	50,005,109
Nordea Bank Finland PLC	0.245%	1/3/14	200,000,000	200,000,000
Nordea Bank Finland PLC	0.250%	2/5/14	100,000,000	99,999,995
Oversea-Chinese Banking Corp. Ltd.	0.240%	9/6/13	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.200%	9/24/13	200,000,000	200,000,000
Oversea-Chinese Banking Corp. Ltd.	0.200%	9/26/13	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.210%	11/12/13	50,000,000	49,999,000
Oversea-Chinese Banking Corp. Ltd.	0.240%	12/5/13	100,000,000	99,997,364
Oversea-Chinese Banking Corp. Ltd.	0.260%	1/3/14	99,000,000	99,000,000
Rabobank Nederland NY	0.405%	1/8/14	250,000,000	250,174,065
Rabobank Nederland NY	0.351%	7/11/14	495,000,000	495,000,000	(a)
Rabobank Nederland NY	0.301%	9/3/14	500,000,000	500,000,000	(a)
Royal Bank of Canada	0.310%	1/27/14	125,000,000	125,000,000	(a)
Royal Bank of Canada	0.310%	1/30/14	199,000,000	199,000,000	(a)
Royal Bank of Canada	0.310%	2/3/14	278,000,000	278,000,000	(a)
Royal Bank of Canada	0.300%	2/19/14	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.280%	6/10/14	75,000,000	75,000,000	(a)
Royal Bank of Canada	0.297%	7/2/14	200,000,000	200,000,000	(a)
Standard Chartered Bank NY	0.320%	9/16/13	75,000,000	75,000,309
Standard Chartered Bank NY	0.280%	1/27/14	345,000,000	345,000,000
Standard Chartered Bank NY	0.295%	2/26/14	322,000,000	322,007,948
Sumitomo Mitsui Banking Corp.	0.270%	9/9/13	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.260%	10/15/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.260%	10/17/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.260%	10/22/13	297,000,000	297,000,000
Sumitomo Mitsui Banking Corp.	0.260%	12/23/13	99,140,000	99,140,000
Sumitomo Mitsui Banking Corp.	0.260%	1/8/14	255,000,000	255,000,000
Sumitomo Mitsui Banking Corp.	0.260%	1/17/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/7/14	147,000,000	147,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/12/14	100,000,000	100,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2013 Annual Report	15

Schedule of investments (cont’d)

August 31, 2013

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp.	0.260%	2/24/14	$297,000,000	$297,000,000
Svenska Handelsbanken AB	0.185%	9/4/13	100,000,000	100,000,040
Svenska Handelsbanken AB	0.185%	9/6/13	150,000,000	150,000,104
Svenska Handelsbanken AB	0.185%	9/16/13	200,000,000	200,000,319
Svenska Handelsbanken AB	0.200%	10/25/13	75,000,000	75,000,000
Svenska Handelsbanken AB	0.250%	1/17/14	80,000,000	80,000,000
Svenska Handelsbanken AB	0.230%	1/30/14	160,000,000	160,000,000
Swedbank AB	0.300%	12/18/13	100,000,000	100,000,000
Swedbank AB	0.290%	12/27/13	100,000,000	100,000,000
Swedbank AB	0.250%	2/18/14	170,000,000	170,000,000
Toronto Dominion Bank NY	0.230%	9/13/13	300,000,000	300,000,000
Toronto Dominion Bank NY	0.272%	9/13/13	210,000,000	210,000,000	(a)
Toronto Dominion Bank NY	0.266%	10/21/13	250,000,000	250,000,000	(a)
Toronto Dominion Bank NY	0.260%	1/23/14	350,000,000	350,000,000
Toronto Dominion Bank NY	0.220%	2/14/14	297,000,000	297,000,000
Toronto Dominion Bank NY	0.230%	2/20/14	342,000,000	342,000,000
UBS AG Stamford Branch	0.300%	10/17/13	400,000,000	399,997,448
UBS AG Stamford Branch	0.255%	12/10/13	500,000,000	499,993,066
Wells Fargo Bank N.A.	0.210%	9/9/13	915,000,000	915,000,000
Wells Fargo Bank N.A.	0.200%	10/7/13	60,000,000	60,000,000
Wells Fargo Bank N.A.	0.220%	4/21/14	300,000,000	300,000,000
Total Certificates of Deposit				22,295,885,876
Certificates of Deposit (Euro) — 1.3%
Standard Chartered Bank	0.370%	9/23/13	145,000,000	145,000,884
Standard Chartered Bank	0.380%	9/25/13	321,000,000	321,002,136
Standard Chartered Bank	0.365%	1/17/14	150,000,000	150,002,870
Standard Chartered Bank	0.310%	1/24/14	375,000,000	375,000,000
Total Certificates of Deposit (Euro)				991,005,890
Commercial Paper — 43.0%
ANZ National International Ltd.	0.230%	10/17/13	100,000,000	99,970,611	(b)(c)
ANZ National International Ltd.	0.354%	12/6/13	125,000,000	125,000,000	(a)(c)
ASB Finance Ltd.	0.355%	11/12/13	160,000,000	159,996,835	(a)(c)
ASB Finance Ltd.	0.235%	11/29/13	100,000,000	99,941,903	(b)(c)
ASB Finance Ltd.	0.245%	1/15/14	100,000,000	99,907,444	(b)(c)
ASB Finance Ltd.	0.230%	1/17/14	95,000,000	94,916,242	(b)(c)
ASB Finance Ltd.	0.230%	2/7/14	78,930,000	78,849,821	(b)(c)
Australia & New Zealand Banking Group	0.314%	11/20/13	191,000,000	191,000,000	(a)(c)
Bank Nederlandse Gemeenten NV	0.180%	11/4/13	150,000,000	149,952,000	(b)(c)

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2013 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Bank Nederlandse Gemeenten NV	0.190%	1/2/14	$100,000,000	$99,935,083	(b)(c)
Bank Nederlandse Gemeenten NV	0.190%	1/13/14	200,000,000	199,858,556	(b)(c)
Bank of New York Mellon Corp.	0.030%	9/3/13	325,000,000	324,999,459	(b)(c)
Barclays U.S. Funding LLC	0.230%	9/26/13	200,000,000	199,968,055	(b)
Barclays U.S. Funding LLC	0.230%	11/22/13	500,000,000	499,738,057	(b)
BNP Paribas Finance Inc.	0.050%	9/3/13	280,000,000	279,999,222	(b)
BNZ International Funding Ltd.	0.345%	10/23/13	100,000,000	100,000,000	(a)(c)
BNZ International Funding Ltd.	0.240%	11/14/13	100,000,000	99,950,667	(b)(c)
BNZ International Funding Ltd.	0.240%	12/13/13	123,350,000	123,265,300	(b)(c)
BNZ International Funding Ltd.	0.250%	12/20/13	100,000,000	99,923,611	(b)(c)
BPCE SA	0.280%	9/3/13	250,000,000	249,996,111	(b)(c)
BPCE SA	0.300%	9/5/13	250,000,000	249,991,667	(b)(c)
BPCE SA	0.300%	9/12/13	245,000,000	244,977,542	(b)(c)
BPCE SA	0.300%	11/1/13	22,300,000	22,288,664	(b)(c)
BPCE SA	0.290%	12/12/13	250,000,000	249,794,583	(b)(c)
Commonwealth Bank of Australia	0.230%	10/24/13	50,000,000	49,983,069	(b)(c)
Commonwealth Bank of Australia	0.313%	11/14/13	85,000,000	85,000,000	(a)(c)
Commonwealth Bank of Australia	0.314%	11/15/13	150,000,000	150,000,000	(a)(c)
Commonwealth Bank of Australia	0.225%	11/20/13	125,000,000	124,937,500	(b)(c)
Commonwealth Bank of Australia	0.225%	11/21/13	50,000,000	49,974,688	(b)(c)
Commonwealth Bank of Australia	0.325%	12/2/13	200,000,000	199,989,692	(a)(c)
Commonwealth Bank of Australia	0.250%	12/20/13	125,000,000	124,904,514	(b)(c)
Commonwealth Bank of Australia	0.282%	6/13/14	175,000,000	174,971,581	(a)(c)
Credit Agricole North America Inc.	0.080%	9/3/13	330,000,000	329,998,533	(b)
Credit Suisse NY	0.341%	5/2/14	250,000,000	249,426,250	(b)
DBS Bank Ltd.	0.240%	11/4/13	65,000,000	64,972,267	(b)(c)
DBS Bank Ltd.	0.240%	11/8/13	100,000,000	99,954,667	(b)(c)
DBS Bank Ltd.	0.240%	11/12/13	95,000,000	94,954,400	(b)(c)
DBS Bank Ltd.	0.210%	11/14/13	95,000,000	94,958,992	(b)(c)
DBS Bank Ltd.	0.270%	11/15/13	100,000,000	99,943,750	(b)(c)
DBS Bank Ltd.	0.270%	11/19/13	150,000,000	149,911,125	(b)(c)
DBS Bank Ltd.	0.240%	11/29/13	195,000,000	194,884,300	(b)(c)
DBS Bank Ltd.	0.240%	1/22/14	100,000,000	99,904,667	(b)(c)
DBS Bank Ltd.	0.240%	1/23/14	135,000,000	134,870,400	(b)(c)
DBS Bank Ltd.	0.235%	2/10/14	100,000,000	99,894,250	(b)(c)
DBS Bank Ltd.	0.235-0.250%	2/11/14	200,000,000	199,780,403	(b)(c)
DBS Bank Ltd.	0.230%	2/14/14	50,000,000	49,946,972	(b)(c)
DBS Bank Ltd.	0.235%	2/19/14	100,000,000	99,888,375	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2013 Annual Report	17

Schedule of investments (cont’d)

August 31, 2013

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Deutsche Bank Financial LLC	0.381%	9/23/13	$350,000,000	$349,918,722	(b)
Deutsche Bank Financial LLC	0.250%	9/27/13	200,000,000	199,963,889	(b)
Deutsche Bank Financial LLC	0.336-0.361%	10/30/13	425,000,000	424,758,469	(b)
Deutsche Bank Financial LLC	0.341%	11/26/13	400,000,000	399,675,111	(b)
Deutsche Bank Financial LLC	0.341%	2/26/14	100,000,000	99,831,888	(b)
DnB NOR Bank ASA	0.240%	11/15/13	100,000,000	99,950,000	(b)(c)
DnB NOR Bank ASA	0.240%	12/9/13	150,000,000	149,901,000	(b)(c)
DnB NOR Bank ASA	0.245%	12/23/13	200,000,000	199,846,195	(b)(c)
DnB NOR Bank ASA	0.260%	1/8/14	94,000,000	93,912,424	(b)(c)
DnB NOR Bank ASA	0.250%	2/3/14	347,000,000	346,626,493	(b)(c)
DnB NOR Bank ASA	0.250%	2/6/14	245,000,000	244,731,180	(b)(c)
DnB NOR Bank ASA	0.250%	2/10/14	75,000,000	74,915,625	(b)(c)
Fortis Funding LLC	0.050%	9/3/13	1,000,000,000	999,997,220	(b)
General Electric Capital Corp.	0.050%	9/6/13	300,000,000	299,997,917	(b)
General Electric Capital Corp.	0.240%	1/17/14	100,000,000	99,908,000	(b)
General Electric Capital Corp.	0.240%	1/21/14	245,250,000	245,017,831	(b)
General Electric Capital Corp.	0.220%	2/11/14	100,000,000	99,900,389	(b)
General Electric Co.	0.050%	9/4/13	392,000,000	391,998,367	(b)
General Electric Co.	0.050%	9/6/13	495,000,000	494,996,563	(b)
HSBC Bank PLC	0.362%	11/29/13	380,000,000	380,000,000	(a)(c)
HSBC Bank PLC	0.362%	11/29/13	100,000,000	100,000,000	(a)(c)
HSBC Bank PLC	0.356%	1/22/14	200,000,000	200,000,000	(a)(c)
HSBC Bank PLC	0.325%	3/3/14	200,000,000	200,000,000	(a)(c)
HSBC Bank PLC	0.302%	6/20/14	245,000,000	245,000,000	(a)(c)
HSBC USA Inc.	0.290%	9/9/13	97,735,000	97,728,701	(b)
HSBC USA Inc.	0.250%	2/10/14	50,000,000	49,943,750	(b)
HSBC USA Inc.	0.245%	2/14/14	100,000,000	99,887,028	(b)
HSBC USA Inc.	0.245%	2/19/14	100,000,000	99,883,625	(b)
ING U.S. Funding LLC	0.250%	9/3/13	200,000,000	199,997,222	(b)
ING U.S. Funding LLC	0.250-0.401%	9/4/13	198,600,000	198,594,942	(b)
ING U.S. Funding LLC	0.250%	9/5/13	100,000,000	99,997,222	(b)
ING U.S. Funding LLC	0.240%	9/11/13	90,000,000	89,994,000	(b)
ING U.S. Funding LLC	0.240%	9/12/13	50,000,000	49,996,333	(b)
ING U.S. Funding LLC	0.235%	9/13/13	200,000,000	199,984,333	(b)
ING U.S. Funding LLC	0.401%	10/1/13	125,000,000	124,958,333	(b)
ING U.S. Funding LLC	0.245%	10/11/13	85,000,000	84,976,861	(b)
ING U.S. Funding LLC	0.280%	10/17/13	448,000,000	447,839,716	(b)
ING U.S. Funding LLC	0.230%	11/15/13	135,000,000	134,935,312	(b)

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2013 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
ING U.S. Funding LLC	0.331%	2/11/14	$75,000,000	$74,887,938	(b)
JPMorgan Chase & Co.	0.286%	9/3/13	250,000,000	250,000,000	(a)
National Australia Funding	0.230%	12/4/13	395,000,000	394,762,780	(b)(c)
National Australia Funding	0.245%	1/6/14	350,000,000	349,697,493	(b)(c)
National Australia Funding	0.220%	2/18/14	437,000,000	436,546,005	(b)(c)
Natixis U.S. Finance Corp.	0.105%	9/3/13	875,000,000	874,994,894	(b)
Nestle Finance International Ltd.	0.200%	10/17/13	200,000,000	199,948,889	(b)
Nordea Bank AB	0.240%	12/30/13	350,000,000	349,720,000	(b)(c)
Nordea Bank AB	0.255%	1/10/14	90,000,000	89,916,488	(b)(c)
Nordea Bank AB	0.260%	1/14/14	75,000,000	74,926,875	(b)(c)
Nordea Bank AB	0.255%	1/16/14	190,000,000	189,815,621	(b)(c)
Nordea North America Inc.	0.260%	9/9/13	467,000,000	466,973,018	(b)
NRW Bank	0.050%	9/3/13	25,000,000	24,999,931	(b)(c)
NRW Bank	0.080%	9/5/13	375,000,000	374,996,666	(b)(c)
NRW Bank	0.170%	11/4/13	129,800,000	129,760,771	(b)(c)
NRW Bank	0.170%	11/5/13	750,000,000	749,769,792	(b)(c)
NRW Bank	0.170%	11/5/13	250,000,000	249,923,264	(b)(c)
NRW Bank	0.170%	11/12/13	275,000,000	274,906,501	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.200%	9/3/13	100,000,000	99,998,889	(b)
Oversea-Chinese Banking Corp. Ltd.	0.195%	9/16/13	199,050,000	199,033,827	(b)
Oversea-Chinese Banking Corp. Ltd.	0.190%	9/19/13	159,500,000	159,484,848	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/16/13	100,000,000	99,968,750	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/29/13	150,000,000	149,939,583	(b)
Oversea-Chinese Banking Corp. Ltd.	0.240%	11/4/13	175,000,000	174,925,333	(b)
Oversea-Chinese Banking Corp. Ltd.	0.240%	2/18/14	50,000,000	49,943,333	(b)
Prudential PLC	0.280%	2/24/14	25,000,000	24,965,778	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/4/13	85,000,000	84,995,042	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/6/13	50,000,000	49,995,139	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/9/13	22,750,000	22,746,461	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/12/13	25,000,000	24,994,653	(b)(c)
Reckitt Benckiser Treasury	0.100%	9/16/13	152,600,000	152,593,642	(b)(c)
Reckitt Benckiser Treasury	0.715%	9/19/13	49,000,000	48,982,605	(b)(c)
Reckitt Benckiser Treasury	0.685%	10/1/13	50,000,000	49,971,667	(b)(c)
Reckitt Benckiser Treasury	0.250%	3/4/14	32,800,000	32,758,089	(b)(c)
Reckitt Benckiser Treasury	0.402%	4/17/14	73,500,000	73,313,800	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/14/14	35,070,000	34,975,603	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/16/14	35,000,000	34,905,053	(b)(c)
Reckitt Benckiser Treasury	0.381%	5/21/14	46,250,000	46,122,093	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2013 Annual Report	19

Schedule of investments (cont’d)

August 31, 2013

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Skandinaviska Enskilda Banken AB	0.300%	9/20/13	$300,000,000	$299,952,500	(b)(c)
Skandinaviska Enskilda Banken AB	0.285%	12/9/13	400,000,000	399,686,499	(b)(c)
Skandinaviska Enskilda Banken AB	0.285%	12/10/13	300,000,000	299,762,499	(b)(c)
Skandinaviska Enskilda Banken AB	0.290%	12/23/13	400,000,000	399,635,889	(b)(c)
Skandinaviska Enskilda Banken AB	0.295%	1/22/14	250,000,000	249,707,049	(b)(c)
Skandinaviska Enskilda Banken AB	0.290%	2/18/14	50,000,000	49,931,528	(b)(c)
Societe Generale N.A.	0.085-0.325%	9/3/13	1,466,000,000	1,465,984,621	(b)
Societe Generale N.A.	0.320%	11/27/13	347,000,000	346,731,653	(b)
Svenska Handelsbanken Inc.	0.255%	9/6/13	465,000,000	464,983,531	(b)(c)
Svenska Handelsbanken Inc.	0.180%	9/18/13	272,000,000	271,976,880	(b)(c)
Svenska Handelsbanken Inc.	0.240%	2/20/14	197,000,000	196,774,106	(b)(c)
Swedbank AB	0.300%	11/13/13	50,000,000	49,969,583	(b)
Swedbank AB	0.300%	11/14/13	200,000,000	199,876,667	(b)
Swedbank AB	0.300%	11/15/13	145,000,000	144,909,375	(b)
Swedbank AB	0.300%	11/18/13	50,000,000	49,967,500	(b)
Swedbank AB	0.270%	11/21/13	150,000,000	149,908,875	(b)
Swedbank AB	0.270%	11/22/13	100,000,000	99,938,500	(b)
Swedbank AB	0.290%	11/26/13	147,000,000	146,898,161	(b)
Swedbank AB	0.290%	11/27/13	193,050,000	192,914,704	(b)
Swedbank AB	0.280%	11/29/13	40,190,000	40,162,180	(b)
Swedbank AB	0.260%	12/17/13	150,000,000	149,884,083	(b)
Swedbank AB	0.260%	12/18/13	100,000,000	99,922,000	(b)
Toyota Motor Credit Corp.	0.260%	9/12/13	242,000,000	241,980,774	(b)
Toyota Motor Credit Corp.	0.250%	12/20/13	250,000,000	249,809,027	(b)
Toyota Motor Credit Corp.	0.250%	12/23/13	282,600,000	282,378,237	(b)
Toyota Motor Credit Corp.	0.250%	3/4/14	230,000,000	229,706,110	(b)
United Overseas Bank Ltd.	0.260%	1/9/14	48,905,000	48,859,083	(b)(c)
United Overseas Bank Ltd.	0.260%	1/10/14	100,000,000	99,905,389	(b)(c)
UOB Funding LLC	0.050%	9/3/13	200,000,000	199,999,444	(b)
UOB Funding LLC	0.100%	9/10/13	100,000,000	99,997,500	(b)
UOB Funding LLC	0.100%	9/12/13	150,000,000	149,995,417	(b)
UOB Funding LLC	0.240%	12/18/13	100,000,000	99,928,000	(b)
Westpac Banking Corp.	0.275%	10/8/13	385,000,000	385,050,786	(a)
Westpac Banking Corp.	0.306%	10/30/13	300,000,000	300,000,000	(a)(c)
Westpac Banking Corp.	0.325%	12/3/13	495,000,000	495,000,000	(a)(c)
Westpac Banking Corp.	0.323%	12/5/13	205,000,000	205,000,000	(a)(c)
Total Commercial Paper				31,615,085,753

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2013 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 1.9%
ANZ New Zealand International Ltd.	1.272%	12/20/13	$210,000,000	$210,591,886	(a)(c)
BP Capital Markets PLC	0.899%	12/6/13	30,763,000	30,806,938	(a)
JPMorgan Chase Bank N.A.	0.355%	9/7/14	300,000,000	300,000,000	(a)
MetLife Institutional Funding II	0.374%	9/12/13	500,000,000	500,000,000	(a)(c)
National Australia Bank Ltd.	0.966%	11/8/13	75,000,000	75,097,104	(a)(c)
Wells Fargo Bank N.A.	0.373%	9/22/14	275,000,000	275,000,000	(a)
Total Corporate Bonds & Notes				1,391,495,928
Medium-Term Notes — 0.5%
Royal Bank of Canada	0.502%	12/20/13	125,000,000	125,079,189	(a)
UBS AG Stamford CT	1.018%	10/14/13	30,000,000	30,024,915	(a)
Wells Fargo Bank N.A.	0.322%	9/19/14	250,000,000	250,000,000	(a)
Total Medium-Term Notes				405,104,104
Supranationals/Sovereigns — 1.5%
International Bank for Reconstruction & Development	0.120%	9/5/13	380,000,000	379,994,933	(b)
International Bank for Reconstruction & Development	0.120%	10/3/13	250,000,000	249,973,333	(b)
International Bank for Reconstruction & Development	0.210%	4/11/14	123,000,000	122,996,277
International Bank for Reconstruction & Development	0.200%	4/29/14	136,000,000	135,997,764
International Bank for Reconstruction & Development	0.200%	5/27/14	180,000,000	179,974,544
Total Supranationals/Sovereigns				1,068,936,851
Time Deposits — 17.3%
Australia & New Zealand Banking Group Ltd.	0.030%	9/3/13	375,000,000	375,000,000
Australia & New Zealand Banking Group Ltd.	0.040%	9/3/13	350,000,000	350,000,000
Bank of Tokyo Mitsubishi	0.070%	9/3/13	1,060,000,000	1,060,000,000
BNP Paribas Grand Cayman	0.050%	9/3/13	400,000,000	400,000,000
Branch Banking & Trust Co.	0.040%	9/3/13	300,000,000	300,000,000
CIBC Grand Cayman	0.040%	9/3/13	100,000,000	100,000,000
Credit Agricole	0.080%	9/3/13	1,270,000,000	1,270,000,000
DnB NOR Bank ASA	0.080%	9/3/13	1,090,000,000	1,090,000,000
National Australia Bank Grand Cayman	0.030%	9/3/13	1,184,798,000	1,184,798,000
Natixis Grand Cayman	0.100%	9/3/13	700,000,000	700,000,000
Nordea Finland Grand Cayman	0.060%	9/3/13	1,025,000,000	1,025,000,000
Skandinaviska Enskilda Cayman	0.080%	9/3/13	1,142,618,000	1,142,618,000
Societe Generale Grand Cayman	0.080%	9/3/13	750,000,000	750,000,000
Standard Chartered Bank NY	0.070%	9/3/13	785,000,000	785,000,000
Svenska Handelsbanken Grand Cayman	0.080%	9/3/13	1,085,000,000	1,085,000,000
Swedbank Grand Cayman	0.080%	9/3/13	1,110,000,000	1,110,000,000
Total Time Deposits				12,727,416,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2013 Annual Report	21

Schedule of investments (cont’d)

August 31, 2013

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — 0.3%
Federal Home Loan Bank (FHLB)	0.190%	7/18/14	$226,940,000	$226,935,026
U.S. Treasury Notes — 0.5%
U.S. Treasury Notes	0.500%	8/15/14	97,435,000	97,758,025
U.S. Treasury Notes	2.375%	8/31/14	275,000,000	281,072,996
Total U.S. Treasury Notes				378,831,021
Repurchase Agreements — 3.7%
Barclays Capital Inc., repurchase agreement dated 8/30/13; Proceeds at maturity — $1,825,007,870; (Fully collateralized by various U.S. government obligations, 0.125% to 4.500% due 4/15/15 to 8/15/39; Market value — $1,861,500,034)	0.040%	9/3/13	1,825,000,000	1,825,000,000
Interest in $1,450,000,000 joint tri-party repurchase agreement dated 8/30/13 with RBS Securities Inc.; Proceeds at maturity — $885,004,917; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.170% due 9/3/13 to 5/15/43; Market value — $902,700,959)	0.050%	9/3/13	885,000,000	885,000,000
Total Repurchase Agreements				2,710,000,000
Total Investments — 100.3% (Cost — $73,810,696,449#)				73,810,696,449
Liabilities in Excess of Other Assets — (0.3)%				(235,155,064)
Total Net Assets — 100.0%				$73,575,541,385

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2013 Annual Report

Statement of assets and liabilities

August 31, 2013

Assets:
Investments, at value	$73,810,696,449
Cash	180
Interest receivable	21,525,445
Total Assets	73,832,222,074

Liabilities:
Payable for securities purchased	250,000,000
Investment management fee payable	5,712,809
Accrued expenses	967,880
Total Liabilities	256,680,689
Total Net Assets	$73,575,541,385

Represented by:
Paid-in-Capital	$73,575,541,385

See Notes to Financial Statements.

Liquid Reserves Portfolio 2013 Annual Report	23

Statement of operations

For the Year Ended August 31, 2013

Investment Income:
Interest	$193,083,753

Expenses:
Investment management fee (Note 2)	70,540,545
Fund accounting fees	3,831,070
Trustees’ fees	1,107,346
Legal fees	911,000
Custody fees	464,270
Audit and tax	44,000
Miscellaneous expenses	38,607
Total Expenses	76,936,838
Less: Fee waivers and/or expense reimbursements (Note 2)	(6,396,293)
Net Expenses	70,540,545
Net Investment Income	122,543,208
Net Realized Gain on Investments	1,998,799
Increase in Net Assets from Operations	$124,542,007

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2013 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2013	2012

Operations:
Net investment income	$122,543,208	$113,601,511
Net realized gain	1,998,799	307,313
Increase in Net Assets From Operations	124,542,007	113,908,824

Capital Transactions:
Proceeds from contributions	128,254,029,681	138,244,191,565
Value of withdrawals	(115,929,906,090)	(115,271,441,752)
Increase in Net Assets From Capital Transactions	12,324,123,591	22,972,749,813
Increase in Net Assets	12,448,665,598	23,086,658,637

Net Assets:
Beginning of year	61,126,875,787	38,040,217,150
End of year	$73,575,541,385	$61,126,875,787

See Notes to Financial Statements.

Liquid Reserves Portfolio 2013 Annual Report	25

Financial highlights

For the years ended August 31:
	2013	2012	2011	2010	2009

Net assets, end of year (millions)	$73,576	$61,127	$38,040	$35,675	$34,797
Total return[1]	0.17%	0.23%	0.27%	0.28%	1.57%[2]

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.10%	0.11%
Net expenses[3,4,5]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.17	0.23	0.27	0.27	1.67

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[3]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio will not exceed 0.10%.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2013 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Liquid Reserves Portfolio 2013 Annual Report	27

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$73,810,696,449	—	$73,810,696,449

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market

28	Liquid Reserves Portfolio 2013 Annual Report

conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2013, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

Liquid Reserves Portfolio 2013 Annual Report	29

Notes to financial statements (cont’d)

During the year ended August 31, 2013, fees waived and/or expenses reimbursed amounted to $6,396,293.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2013, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the

30	Liquid Reserves Portfolio 2013 Annual Report

Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal in the U.S. Court of Appeals for the Second Circuit. The matter was fully briefed, oral argument was heard in September 2013, and the parties await a decision.

Liquid Reserves Portfolio 2013 Annual Report	31

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Liquid Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 16, 2013

32	Liquid Reserves Portfolio 2013 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, 100 International Drive, 5th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	World Affairs Council (since 2009); Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Liquid Reserves Portfolio	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

34	Liquid Reserves Portfolio

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Liquid Reserves Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director Emeritus, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 166 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President – Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	154
Other board memberships held by Trustee	None

36	Liquid Reserves Portfolio

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Liquid Reserves Portfolio	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 5th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

38	Liquid Reserves Portfolio

Additional Officers cont’d
James Crowley Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2013, Mr. Fuller was appointed to the position of President and Chief Executive Officer. Prior to this date, R. Jay Gerken served as Chairman, President and Chief Executive Officer. Mr. Gerken retired effective May 31, 2013. Mr. Fuller is an “interested person” of the Portfolio, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Liquid Reserves Portfolio	39

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2012 and August 31, 2013 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $28,000 in 2012 and $146,200 in 2013.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2012 and $0 in 2013.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $14,306 in 2012 and $37,100 in 2013. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2012 and 2013; Tax Fees were 100% and 100% for 2012 and 2013; and Other Fees were 100% and 100% for 2012 and 2013.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2013.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Master Portfolio Trust

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Master Portfolio Trust

Date:	October 25, 2013

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer
Master Portfolio Trust

Date:	October 25, 2013